S000061604 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
iShares ESG Aware MSCI USA Small-Cap ETF | iShares ESG Aware MSCI USA Small-Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	11.86%	17.31%	(17.22%)	19.31%	19.77%	28.53%